SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of warrants activity [Table Text Block]
	Number of warrants	Weighted average exercise price
	#	C$
Balance, March 31, 2024	1,200,000	1.50
Issuance from private placement	4,000,000	0.55
Expired	(1,200,000)	1.50
Balance, March 31, 2026 and March 31, 2025	4,000,000	0.55

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of warrants outstanding	Weighted average remaining life
	C$	#	Years
November 6, 2026	0.55	4,000,000	0.60

Schedule of stock option activity [Table Text Block]
	Number of options	Weighted average exercise price
	#	C$
Balance, March 31, 2024	1,100,000	0.84
Granted	5,425,000	0.53
Expired	(1,100,000)	-
Balance, March 31, 2025	5,425,000	0.53
Forfeited	(50,000)	0.53
Balance, March 31, 2026	5,375,000	0.53

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of options outstanding	Number of options exercisable	Weighted average remaining life
	C$	#	#	Years
May 13, 2027	0.53	5,375,000	3,583,333	1.12

Schedule for weighted average assumptions of stock options [Table Text Block]
Stock price	C$0.53
Exercise price	C$0.53
Risk-free interest rate	4.37%
Expected life	2.00 years
Expected volatility	100.09%
Expected annual dividend yield	0.00%